Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator U.S. Equity Power Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Innovator U.S. Equity Power Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $638.94 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)
Innovator U.S. Equity Power Buffer ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)